Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) / income	$ (182,507)	$ 22,160	$ (20,251)
Adjustments for non-cash items:
Depreciation and amortization	276,366	274,755	264,145
Unrealized foreign exchange (gain) / loss	(7,266)	(4,123)	411
Deferred tax expense / (benefit)	74,403	(33,187)	19,692
Interest expense , net	4,075	(10,122)	(2,642)
Share based compensation	32,304	38,534	28,873
Other income, net	(2,195)	(10,159)	(20,515)
Impairment expense on goodwill and other assets, net	1,423	823	1,254
Allowance for credit losses and other	48,251	52,649	21,186
Loss on disposal of subsidiaries and other assets, net	732	801	386
Non-cash lease expense	9,348	8,939	8,937
Movements in working capital:
Accounts receivable, net	(12,763)	(43,241)	(18,813)
Prepaid expenses and other current assets	(5,398)	(11,582)	6,953
Accounts payable and other liabilities	(571)	(26,651)	(32,974)
Income tax payable / receivable	(47)	(5,792)	(22,620)
Net cash flows provided by operating activities	236,155	253,804	234,022
Cash flows from investing activities
Purchase of property, plant & equipment	(12,579)	(15,935)	(12,849)
Purchase of merchant portfolios	(21,211)	(8,778)	(30,735)
Other intangible asset expenditures	(94,187)	(95,783)	(89,319)
Disposal of subsidiaries	1,948	0	0
Receipts under derivative financial instruments	4,469	8,919	10,208
Cash inflow from merchant reserves	17,377	6,510	12,200
Cash outflow for merchant reserves	(36,390)	0	(24,400)
Other investing activities, net	163	(3,313)	(342)
Net cash flows used in investing activities	(140,410)	(108,380)	(135,237)
Cash flows from financing activities
Cash settled equity awards	0	0	(484)
Repurchases of shares withheld for taxes	(10,580)	(7,554)	(8,467)
Proceeds from exercise of warrants	0	0	5
Proceeds from employee share purchase plan	1,111	786	0
Purchase of treasury shares	(90,831)	(42,921)	0
Settlement funds - merchants and customers, net	(160,813)	(163,837)	(588,151)
Repurchases of borrowings	0	(92,278)	(167,424)
Proceeds from loans and borrowings	251,963	220,352	125,597
Repayment of loans and borrowings	(156,214)	(174,718)	(121,724)
Payment of debt issuance costs	0	(491)	0
Proceeds under line of credit	847,000	855,000	900,000
Repayments under line of credit	(838,000)	(865,000)	(900,000)
Other financing activities	300	0	300
Contingent and deferred consideration paid	(7,319)	(10,138)	(10,680)
Net cash flows used in financing activities	(163,383)	(280,799)	(771,028)
Effect of foreign exchange rate changes	114,347	(64,315)	43,317
Increase / (decrease) in cash and cash equivalents, including customer accounts and other restricted cash, during the year	46,709	(199,690)	(628,926)
Cash and cash equivalents, including customer accounts and other restricted cash, net at beginning of the year	1,298,579	1,498,269	2,127,195
Cash and cash equivalents, including customer accounts and other restricted cash, net at end of the year	1,345,288	1,298,579	1,498,269
Supplemental cash flow disclosures:
Cash paid for interest	132,339	150,927	153,790
Cash paid/(received) for Income taxes, net	36,090	30,843	43,768
Cash and cash equivalents	250,168	216,683	202,322
Customer accounts and other restricted cash	1,095,120	1,081,896	1,295,947
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,345,288	$ 1,298,579	$ 1,498,269